[GRAPHIC OMITTED: LOGO OF DELAWARE INVESTMENTS
                  ----------------------------
                  Philadelphia * London]


Decatur Equity Income Fund
(formerly Decatur Income Fund)

Growth and Income Fund
(formerly Decatur Total Return Fund)

Class A (bullet)Class B (bullet)Class C

Prospectus
January 29, 1999

Total Return Funds

[GRAPHIC OMITTED: ILLUSTRATION OF MAN AND WOMAN HOLDING BROKEN ARTWORK]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

[inside front cover]

Table of contents

Fund profiles                                 page 1
Decatur Equity Income Fund                         2
Growth and Income Fund                             4

How we manage the Funds                       page 6
Our investment strategies                          6
The securities we typically invest in              7
The risks of investing in the Funds                9

Who manages the Funds                        page 10
Investment manager                                10
Portfolio managers                                10
Fund administration (Who's who)                   11

About your account                           page 12
Investing in the Funds                            12
  Choosing a share class                          12
How to reduce your sales charge                   14
How to buy shares                                 15
Retirement plans                                  16
How to redeem shares                              17
Account minimum                                   18
Special services                                  19
Dividends, distributions and taxes                20

Certain management
considerations                               page 21

Financial information                        page 22

[sidebar copy at bottom of page]
How to use this prospectus

Here are guidelines to help you use this prospectus to make well-informed investment decisions about our funds. If you're looking for a specific piece of information, the table of contents can guide you directly to the appropriate section.

Step 1
Take a look at the fund profiles for an overview of each Fund.

Step 2
Learn in-depth information about how the Funds invest, the risks involved and the people and organizations responsible for the Funds' day-to-day operations.

Step 3
Determine which fund features and services you would like to take advantage of.

Step 4
Use the glossary that begins on page 6 to find definitions of words printed in bold type in the text throughout the prospectus.

Fund Profiles:
An investment overview

When choosing a mutual fund to invest in, you have a variety of options and important information to consider. This prospectus provides information about Decatur Equity Income Fund and the Growth and Income Fund, two mutual funds from the Delaware Investments Family of Funds.

Before evaluating individual funds, however, your first step is to define your personal financial goals. Knowing your goals and determining your investment time horizon in advance can help you make a more appropriate fund selection. It is also important to select a fund in the context of your entire investment program. Diversification, or spreading your money among different types of investments, is usually a sound investment strategy. This is commonly called "asset allocation." The way you choose to allocate your money depends on a number of factors. A professional financial adviser can help you build an investment portfolio that fits your financial situation, your investment objectives and your risk tolerance.

Investing for total return with Decatur Equity Income Fund and the Growth and Income Fund

Decatur Equity Income Fund and the Growth and Income Fund are both total return funds. Investors with long-term goals often choose mutual funds designed to provide total return. Total return funds typically provide moderate growth potential as well as some current income. They generally involve less risk than aggressive stock funds but more risk than bond funds. Like all mutual funds, total return funds allow you to invest conveniently in a diversified portfolio without having to select and monitor individual securities on your own.

["HOUSE" GRAPHIC, WITH TOTAL RETURN "ROOM" HIGHLIGHTED]

Building Blocks of Asset Allocation

Aggressive Growth Equity Funds

Growth Equity Funds

International and Global Funds

Asset Allocation Funds

Moderate Growth Equity Funds for...

Total Return
These stock-oriented funds provide moderate growth potential as well as some current income, with generally less risk than aggressive stock funds but more risk than bond funds.

Taxable Bond Funds

Tax-Exempt Bond Funds

Money Market Funds (Taxable and Tax-Exempt)

Profile: Decatur Equity Income Fund

What are the Fund's goals?
Decatur Equity Income Fund seeks to provide the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Although the Fund will strive to achieve its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in dividend-paying stocks of large companies. Typically, we consider buying a stock when its dividend yield is higher than the average of the unmanaged S&P 500 Composite Stock Price Index. The manager then considers the financial strength of the company, its management and any developments affecting the security, the company or its industry. If the yield on a stock in the portfolio falls below the average of the S&P 500, we generally sell that stock.

Decatur Equity Income Fund also may invest up to 15% of its net assets in high-yield, higher risk corporate bonds, commonly known as junk bonds. These bonds involve the risk that the issuing company may be unable to pay interest or repay principal. However, they can offer high income potential which we believe can make a positive contribution to the Fund's performance.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected by declines in stock and high-yield bond prices, which could be caused by a drop in the stock market, interest rate changes, problems in the economy or poor performance from particular companies or sectors. For a more complete discussion of risk, please turn to page 9.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
(bullet) Investors with long-term financial goals.
(bullet) Investors looking for growth potential combined with regular income.
(bullet) Investors looking for supplemental monthly income from an investment that also offers possible protection against inflation.

Who should not invest in the Fund
(bullet) Investors with short-term financial goals.
(bullet) Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
(bullet) Investors seeking an investment primarily in fixed-income securities.

How has Decatur Equity Income Fund performed?
This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as the average annual returns of all shares for one, five, and ten years - all compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. The Fund's past performance does not necessarily indicate how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

Decatur Equity Income Fund
S&P 500

*Decatur Equity Income Fund
*S&P 500

[bar chart]
Year-by-year total return (Class A)

               Decatur Equity
                Income Fund         S&P 500

1989              21.50%             31.50%
1990             -12.36%             -3.20%
1991              21.78%             30.60%
1992               8.80%              7.70%
1993              15.35%             10.00%
1994              -0.76%              1.30%
1995              32.85%             37.40%
1996              20.31%             23.10%
1997              29.71%             33.40%
1998               9.87%             28.74%

As of December 31, 1998, the Fund's Class A shares had a year-to-date return of 9.87%. During the ten years illustrated in this bar chart, Class A's highest return was 13.73% for the quarter ended June 30, 1997 and its lowest return was -15.08% for the quarter ended September 30, 1990.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown on page 3 do include the sales charge.

How has Decatur Equity Income Fund performed? (continued)


Average annual returns for periods ending 12/31/98

CLASS                          A                    B                      C    S&P 500**
                                       (if redeemed)*         (if redeemed)*
             (Inception 3/18/57)   (Inception 9/6/94)   (Inception 11/29/95)
1 year                     3.55%                4.44%                  8.08%       28.74%
5 years                   16.33%                  N/A                    N/A       24.08%
10 years or
lifetime**                13.24%               18.64%                 19.11%       19.20%

 * If redeemed at end of period shown. If shares were not redeemed, the returns for
   Class B would be 8.98% and 18.90% for the one-year and lifetime periods, respectively.
   Returns for Class C would be 8.99% and 19.11% for the one-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years.
   S&P 500 returns are for 10 years. S&P 500 returns for Class B and Class C lifetimes were 27.12% and 28.21%, respectively. Maximum sales charges are included in the
   Fund returns above.



What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy Or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.


CLASS                                       A          B          C
Maximum sales charge (load) imposed
on purchases as a percentage of
offering price                          5.75%       none       none
Maximum contingent deferred sales
charge (load) as a percentage of
original purchase price or
redemption price, whichever
is lower                                 none (1)     5% (2)     1% (3)
Maximum sales charge (load) imposed
On reinvested dividends                  none       none       none
Redemption fees                          none       none       none

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

Management fees                          0.48%        0.48%    0.48%
Distribution and service (12b-1) fees    0.20% (4)    1.00%    1.00%
Other expenses                           0.22%        0.22%    0.22%
Total operating expenses                 0.90%        1.70%    1.70%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS(6)          A        B              B        C              C
                              (if redeemed)           (if redeemed)
1 year       $  662   $  173         $  673   $  173         $  273
3 years      $  845   $  536         $  836   $  536         $  536
5 years      $1,045   $  923         $1,123   $  923         $  923
10 years     $1,619   $1,796         $1,796   $2,009         $2,009

1 A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

2 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

3 Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

4 The Board of Directors adopted a formula for calculating 12b-1 plan expenses for Decatur Equity Income Fund's Class A shares that went into effect on May 2, 1994. Under this formula, 12b-1 plan expenses will not be more than 0.30% or less than 0.10%.

5 The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

6 The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Growth and Income Fund

What are the Fund's goals?
The Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in dividend-paying stocks of large, well-established companies. Typically, we consider buying a stock when its dividend yield is higher than the average of the unmanaged S&P 500 Index. We then consider the financial strength of the company, the nature of its management and any developments affecting the security, the company or its industry. If the yield on a stock already in the portfolio falls below the average of the S&P 500, we generally sell that stock.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected by declines in stock prices, which could be caused by a drop in the stock market or poor performance from particular companies or industries. For a more complete discussion of risk, please turn to page 9.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
(bullet) Investors with long-term financial goals.
(bullet) Investors seeking long-term capital appreciation.
(bullet) Investors seeking an investment primarily in common stocks. (bullet) Investors seeking moderate quarterly income with the opportunity for inflation protection.

Who should not invest in the Fund
(bullet) Investors seeking an investment primarily in fixed-income securities.
(bullet) Investors with short-term financial goals.
(bullet) Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

How has Growth and Income Fund performed?
This bar chart and table can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years, as well as the average annual returns of all shares for one, five, and ten years - all compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. The Fund's past performance does not necessarily indicate how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

* Growth and Income Fund
* S&P 500

Year-by-year total return (Class A)

                  Growth and Income Fund      S&P 500
1989                     26.57%                31.50%
1990                     -8.33%                -3.20%
1991                     20.40%                30.60%
1992                      8.17%                 7.70%
1993                     14.93%                10.00%
1994                     -0.53%                 1.30%
1995                     36.51%                37.40%
1996                     19.97%                23.10%
1997                     31.24%                33.40%
1998                     10.57%                28.74%

As of December 31, 1998, the Fund's Class A shares had a year-to-date return of 10.57%. During the ten years illustrated in this bar chart, Class A's highest return was 15.30% for the quarter ended June 30, 1997 and its lowest return was -10.99% for the quarter ended September 30, 1990.

The maximum Class A sales charge of 5.75%, assessed when you purchase shares, is not reflected in the total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown on page 5 do include the sales charge.

How has Growth and Income Fund performed? (continued)


                                           Average annual returns for periods ending 12/31/98

CLASS                                    A                   B                    C   S&P 500**
                                                (if redeemed)*       (if redeemed)*
                        (Inception 8/27/86) (Inception 9/6/94) (Inception 11/29/95)
1 year                                4.21%              4.95%                8.89%      28.74%
5 years                              17.37%                N/A                  N/A      24.08%
10 years or lifetime**               14.49%             19.99%                19.92%     19.20%

 * If redeemed at end of period shown. If shares were not redeemed, the returns for Class B would be 9.76% and 20.24% for the one-year and lifetime periods, respectively. Returns for Class C would be 9.85% and 19.92% for the one-year and lifetime periods, respectively.

** Lifetime returns are shown if the Fund or Class existed for less than 10 years. S&P 500 returns are for 10 years. S&P 500 returns for Class B and Class C lifetimes were 27.12%
   and 28.21%, respectively. Maximum sales charges are included in the Class returns above.




What are the Fund's fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. The Fund may waive or reduce sales charges; please see the Statement of Additional Information for details.

CLASS                                       A          B          C
Maximum sales charge (load)
imposed on purchases as a
percentage of offering price            5.75%       none       none
Maximum contingent deferred sales
charge (load) as a percentage
of original purchase price or
redemption price, whichever
is lower                                 none (1)     5% (2)     1% (3)
Maximum sales charge (load)
imposed on reinvested dividends          none       none       none
Redemption fees                          none       none       none

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

Management fees                          0.57%        0.57%    0.57%
Distribution and service (12b-1) fees    0.30%        1.00%    1.00%
Other expenses                           0.26%        0.26%    0.26%
Total operating expenses                 1.13%        1.83%    1.83%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(4) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS(5)          A        B               B        C              C
                               (if redeemed)           (if redeemed)
1 year       $  684   $  186          $  686   $  186         $  286
3 years      $  913   $  576          $  876   $  576         $  576
5 years      $1,161   $  990          $1,190   $  990         $  990
10 years     $1,871   $1,965          $1,965   $2,148         $2,148

1 A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

2 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

3 Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

4 The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

5 The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Funds

Our investment strategies
We first identify companies that have above-average dividend yields compared to the unmanaged S&P 500 Index, a commonly used measure of U.S. stocks. We then research individual companies and analyze economic and market conditions, seeking to identify the securities that we think are the best investments for each Fund. Following are descriptions of how the portfolio manager pursues the Funds' investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Decatur Equity Income Fund
Decatur Equity Income Fund is a total return fund that invests primarily in stocks, but also in corporate bonds. It strives to provide high current income and capital appreciation to its shareholders.

We invest primarily in the common stocks of established companies that we believe have long-term total return potential. That is, they offer both current income through dividends and capital growth potential through increases in stock prices. Our focus on stocks with high dividend yields is generally considered to be a value-oriented investment approach.


To help supplement the dividend income provided by the stocks in the portfolio, the Fund may also invest up to 15% of its net assets in high-yield, higher risk corporate bonds. The companies that issue these bonds do not generally have good credit ratings. As a result, the bonds generally pay more interest than better quality bonds. We carefully evaluate individual bonds before they are purchased and monitor them carefully while in the portfolio. We look closely at each company and the characteristics of the bond to better judge the ability of the company to pay interest and repay principal.


We conduct ongoing analysis of both the stock and bond markets to determine how much of the portfolio should be allocated to stocks and how much to high-yield bonds.

Growth and Income Fund
The Growth and Income Fund is also a total return fund, but it generally does not hold bonds in the portfolio. This Fund's objective is to provide long-term growth of capital. It also seeks to provide a moderate amount of current income.

The Growth and Income Fund invests primarily in the common stocks of established companies that we believe have long-term total return potential. These stocks offer both current income through dividends and capital growth potential through possible increases in stock prices. This focus on stocks with high dividend yields is generally considered to be a value-oriented investment approach.

The Growth and Income Fund offers slightly greater growth potential and slightly less income potential than Decatur Equity Income Fund due to its greater focus on common stocks.

How to use this glossary

Words found in the glossary are printed in boldface only the first time they appear in the prospectus. So if you would like to know the meaning of a word that isn't in boldface, you might still find it in the glossary.

Glossary A-B

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well. High-yield bonds offer the potential for greater income payments than stocks, and also may provide capital appreciation.


------------------------------------------------------------------------------------
Securities                                            How we use them
------------------------------------------------------------------------------------
                                      Decatur Equity Income   Growth and Income
                                      Fund                    Fund
                                      ----------------------  ----------------------
Common stocks: Securities that        Generally, we invest    Generally, 90% to 100%
represent shares of ownership in a    85% to 100% of net      of the Fund's net
corporation. Stockholders             assets in dividend-     assets will be
participate in the corporation's      paying common stocks.   invested in dividend-
profits and losses, proportionate                             paying common stocks.
to the number of shares they own.
------------------------------------------------------------------------------------
High-Yield Corporate Bonds:           Decatur Equity          The Growth and Income
Securities that are rated lower       Income Fund may         Fund generally does
than Investment Grade by an           invest up to 15% of     not invest in high-
NRSRO or, if unrated, that we         net assets in high-     yield corporate bonds.
believe are of comparable             yield corporate
quality. These securities are         bonds, typically
considered to be of poor quality      those rated B or BB
and often speculative.                by an NRSRO.
------------------------------------------------------------------------------------
American Depositary Receipts:         We may invest without limitation in ADRs. We
The certificates issued by a U.S.     use them when we believe they offer better
bank which represent a stated number  total return opportunities than U.S.
of shares of a foreign corporation    securities.
that the bank holds in its vault.
An ADR entitles the holder to all
dividends and capital gains earned
by the underlying foreign shares,
and an ADR is bought and sold the
same as U.S. securities.
------------------------------------------------------------------------------------
Repurchase agreements: An agreement   Typically, we use repurchase agreements as a
between a buyer and seller of         short-term investment for a Fund's cash
securities in which the seller        position. In order to enter into these
agrees to buy the securities back     repurchase agreements, a Fund must have
within a specified time at the        collateral of at least 102% of the repurchase
same price the buyer paid for them,   price.
plus an amount equal to an agreed
upon interest rate. Repurchase
agreements are often viewed as
equivalent to cash.
------------------------------------------------------------------------------------
Restricted securities: Privately      We may invest without limitation in privately
placed securities whose resale is     placed securities that are eligible for resale
restricted under securities law.      among certain institutional buyers without
                                      registration. These are commonly known as
                                      "Rule 144A Securities."
------------------------------------------------------------------------------------
Illiquid Securities: Securities       We may invest up to 10% of a Fund's total
that do not have a ready market,      assets in illiquid securities.
and cannot be easily sold, if at
all, at approximately the price
that the Fund has valued them.
------------------------------------------------------------------------------------


Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

How we manage the Funds (continued)

Securities we typically invest in (continued)

The Funds are permitted to invest in all available types of equity securities including preferred stock, rights and warrants and convertible securities. The Funds may also invest in fixed-income securities and enter into futures and options transactions for defensive purposes. Both Decatur Equity Income Fund and Growth and Income Fund may invest in global and European depositary receipts and directly in foreign securities; however, the manager has no present intention of doing so. Each Fund reserves the right to hold a substantial part of its assets in cash or cash equivalents as a temporary, defensive strategy. You can find additional information about the investments in each Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities Each Fund may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis Each Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Portfolio turnover Both Funds anticipate that their annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year.

Borrowing from banks Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions.

C-C

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. Because of the nature of the Funds, you should consider an investment in either one to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Decatur Equity Income Fund and the Growth and Income Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.


------------------------------------------------------------------------------------
Risks                                           How we strive to manage them
------------------------------------------------------------------------------------
                                      Decatur Equity Income   Growth and Income
                                      Fund                    Fund
                                      ----------------------  ----------------------
Market risk is the risk that all      We maintain a long-term investment approach
or a majority of the securities in    and focus on stocks we believe can appreciate
a certain market -- like the stock    over an extended time frame regardless of
or bond market -- will decline in     interim market fluctuations. We do not try to
value because of factors such as      predict overall stock market movements and do
economic conditions, future           not trade for short-term purposes.
expectations or investor confidence.
------------------------------------------------------------------------------------
Industry and security risk is the     We limit the amount of each Fund's assets
risk that the value of securities     invested in any one industry and in any
in a particular industry or the       individual security. We also follow a rigorous
value of an individual stock or bond  selection process designed to identify under-
will decline because of changing      valued securities before choosing securities
expectations for the performance of   for the portfolio.
that industry or for the individual
company issuing the stock or bond.
------------------------------------------------------------------------------------
Interest rate risk is the risk that   We limit the amount of  The Growth and Income
securities will decrease in value     high-yield bonds in     Fund does not
if interest rates rise. The risk      the portfolio to 15%    generally hold a
is greater for bonds with             of net assets.          significant portion
longer maturities than for those                              of assets in bonds,
with shorter maturities.                                      so interest rate risk
                                                              not a major risk in
                                                              this Fund.
------------------------------------------------------------------------------------
Credit Risk The possibility that      We limit the amount of  The Growth and Income
a bond's issuer (or an entity that    high-yield bonds in     Fund is generally not
insures the bond) will be unable      the portfolio to 15%    subject to credit
to make timely payments of interest   of net assets and we    risk.
and principal.                        only invest in these
                                      high-yield bonds
                                      rated at least C or
                                      Ca by an NRSRO or,
                                      if unrated, that we
                                      believe are of
                                      comparable quality.
                                      This limitation,
                                      combined with our
                                      careful, credit-
                                      oriented bond
                                      selection and our
                                      commitment to hold
                                      a diversified
                                      selection of high-
                                      yield bonds are
                                      designed to manage
                                      this risk.
------------------------------------------------------------------------------------
Foreign risk is the risk that         We typically invest only a small portion of
foreign securities may be             each Fund's portfolio in foreign corporations
adversely affected by political       through American Depositary Receipts. We do
instability, changes in currency      not invest directly in foreign securities.
exchange rates, foreign economic      When we do purchase ADRs, they are generally
conditions or inadequate regulatory   denominated in U.S. dollars and traded on a
and accounting standards.             U.S. exchange.
------------------------------------------------------------------------------------
Liquidity risk is the possibility     We limit exposure to illiquid securities.
that securities cannot be readily
sold, or can only be sold at a price
lower than the price that the Fund
has valued them.
------------------------------------------------------------------------------------


Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Who manages the Funds

Investment manager

The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. For these services, the manager was paid a fee for the last fiscal year as follows:

                                             Investment Management Fees
                            Decatur Equity Income Fund   Growth and Income Fund
As a percentage of average
daily net assets                       0.48%                    0.57%

Portfolio managers

John B. Fields has primary responsibility for making day-to-day investment decisions for each Fund. He has been Senior Portfolio Manager for Decatur Equity Income Fund since 1993 and for Growth and Income Fund since 1992. Mr. Fields, who has 27 years experience in investment management, earned a bachelor's degree and an MBA from Ohio State University. Before joining Delaware Investments in 1992, he was Director of Domestic Equity Risk Management at DuPont. Prior to that time, he was Director of Equity Research at Comerica Bank. Mr. Fields is a member of the Financial Analysts Society of Wilmington, Delaware. In researching securities and making investment decisions for the Funds, Mr. Fields regularly consults with a team of Delaware portfolio managers utilizing the same investment strategy and with Richard G. Unruh.

Richard G. Unruh, Executive Vice President/Chief Investment Officer, Equity, joined Delaware Investments in 1982 after 19 years of investment experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of the Funds in 1994 and named Chief Investment Officer for equities in 1998. He is also a member of the Board of Directors of the manager and was named Executive Vice President of the manager in 1994.

C-F

Corporate bond
A debt security issued by a corporation. See Bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                  Board of Directors

Investment Manager             The Funds             Custodian
Delaware Management Company                   The Chase Manhattan Bank
One Commerce Square                           4 Chase Metrotech Center
Philadelphia, PA 19103                           Brooklyn, NY 11245


Portfolio managers            Distributor           Service agent
(see page 10            Delaware Distributors,    Delaware Service
for details)                    L.P.                Company Inc.
                         1818 Market Street      1818 Market Street
                          Philadelphia, PA        Philadelphia, PA
                                19103                  19103

                                    Financial advisers

                                      Shareholders

Board of directors A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients - analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

About your account

Investing in the Funds

You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A
(bullet) Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

(bullet) If you invest $50,000 or more, your front-end sales charge will be reduced.

(bullet) You may qualify for other reduced sales charges, as described in "How to reduce your sales charge,'' and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

(bullet) Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

(bullet) Class A shares generally are not subject to a contingent deferred sales charge.

Class B
(bullet) Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

(bullet) If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(bullet) Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

(bullet) For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

(bullet) Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

(bullet) Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

(bullet) You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

F-M

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Class C
(bullet) Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within 12 months after you buy them.

(bullet) Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

(bullet) Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing personal services and maintaining shareholder accounts.

(bullet) Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

(bullet) Unlike Class B shares, Class C shares do not automatically convert into another class.

(bullet) You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales chages.

Class A Sales Charges


                     Sales charge    Sales charge as %  of amount invested  Dealer's commission
                        as % of       Decatur Equity     Growth and Income        as % of
Amount of purchase  offering price     Income Fund         Income Fund        offering price
Less than $50,000        5.75%            6.12%               6.12%               5.00%

$50,000 but              4.75%            5.00%               4.97%               4.00%
under $100,000

$100,000 but             3.75%            3.88%               3.87%               3.00%
under $250,000

$250,000 but             2.50%            2.57%               2.56%               2.00%
under $500,000

$500,000 but             2.00%            2.06%               2.04%               1.60%
under $1 million

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year.


                     Sales charge    Sales charge as %  of amount invested  Dealer's commission
                        as % of       Decatur Equity     Growth and Income        as % of
Amount of purchase  offering price     Income Fund         Income Fund        offering price
$1 million up
to $5 million            none             none                none                1.00%

Next $20 million
Up to $25 million        none             none                none                0.50%

Amount over $25
million                  none             none                none                0.25%




Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

About your account (continued)

How to reduce your sales charge

We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.


------------------------------------------------------------------------------------
                                                                 Share class
Program                   How it works                       A     B          C
------------------------------------------------------------------------------------
Letter of Intent          Through a Letter of Intent         X     Although the
                          you agree to invest a                    Letter of Intent
                          certain amount in Delaware               and Rights of
                          Investment Funds (except                 Accumulation do
                          money market funds with no               not apply to the
                          sales charge) over a 13-month            purchase of Class
                          period to qualify for reduced            B and C shares,
                          front-end sales charges.                 you can combine
                                                                   your purchase of
                                                                   Class B and C
                                                                   shares to fulfill
                                                                   your Letter of
                                                                   Intent or qualify
                                                                   for Rights of
                                                                   Accumulation.
------------------------------------------------------------------------------------
Rights of Accumulation    You can combine your holdings      X
                          or purchases of all funds in
                          the Delaware Investments
                          family (except money market
                          funds with no sales charge)
                          as well as the holdings and
                          purchases of your spouse and
                          children under 21 to qualify
                          for reduced front-end sales
                          charges.
------------------------------------------------------------------------------------
Reinvestment of redeemed  Up to 12 months after you          X     Not available.
shares                    redeem shares, you can reinvest
                          the proceeds without paying a
                          front-end sales charge.
------------------------------------------------------------------------------------
SIMPLE IRA, SEP IRA,      These investment plans may         X     Not available.
SARSEP, Prototype Profit  qualify for reduced sales
Sharing, Pension, 401(k), charges by combining the
SIMPLE 401(k), 403(b)(7), purchases of all members
and 457 Retirement Plans  of the group. Members of
                          these groups may also qualify
                          to purchase shares without a
                          front-end sales charge and a
                          waiver of any contingent
                          deferred sales charges.
------------------------------------------------------------------------------------


N-P

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware
Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

About your account (continued)

How to buy shares (continued)

Once you have completed an application, you can generally open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. Currently the Exchange is closed when the following holidays are observed:
New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.

We determine the Funds' net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

Retirement plans

In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in these Funds can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

P-S

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to: Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawarefunds.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

S&P 500 Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

About your account (continued)

How to redeem shares (continued)

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares - not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimum

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education
IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

S-U

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectusthat provides more detailed information about the fund's organization, investments, policies and risks.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

About your account (continued)

Special services (continued)

MoneyLineSM On Demand Service
Through our MoneyLineSM On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes

For Decatur Equity Income Fund, dividends, if any, are paid monthly, while any capital gains are distributed annually. For Growth and Income Fund, dividends, if any, are paid quarterly, while any capital gains are distributed annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

V

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds.

Investments by Fund of Funds

Growth and Income Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transactions costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both Growth and Income Fund and Foundation Funds as a result of these transactions.

Financial information
Financial highlights

The Financial highlights table is intended to help you understand the Fund's financial performance for the past five years. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.



                                                                     Class A
Decatur Equity Income Fund              1998(1)         1997(1)         1996(1)
Net asset value, beginning
of period                            $22.580         $21.320         $19.070
Income (loss) from
investment operations
Net investment income                  0.569           0.600           0.650
Net realized and unrealized
gain (loss) on investments             1.811           3.940           3.630
                                    --------         -------         -------
Total from investment
operations                             2.380           4.540           4.280
                                    --------         -------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.490)         (0.600)         (0.690)
Distributions from net
realized gain on
investments                           (3.070)         (2.680)         (1.340)
                                    --------         -------         -------
Total dividends and
distributions                         (3.560)         (3.280)         (2.030)
                                    --------         -------         -------
Net asset value, end of
period                               $21.400         $22.580         $21.320
                                    ========         =======         =======
Total return(2)                       12.03%          24.78%          24.47%
Ratios and supplemental data
Net assets, end of period
(000 omitted)                     $1,969,181      $1,906,726      $1,616,315
Ratio of expenses to
average  net assets                    0.90%           0.88%           0.85%
Ratio of net investment
income to average net
assets                                 2.68%           2.87%           3.40%
Portfolio turnover                       94%             90%            101%


Volatility
Volatility, as indicated by             1998(1)         1997(1)         1996(1)
year-by-year total return(2)          12.03%          24.78%         24.47%

Volatility chart is not part
of the Financial highlights
and has not been audited by
Ernst & Young LLP




                                                     Class A         Class B
                                            Year ended 11/30
Decatur Equity Income Fund              1995(1)         1994(1)         1998

Net asset value, beginning
of period                            $15.570         $18.240         $22.480
Income (loss) from
investment operations
Net investment income                  0.700           0.670           0.403
Net realized and unrealized
gain (loss) on investments             3.910          (0.730)          1.797
                                    --------         -------         -------
Total from investment
operations                             4.610          (0.060)          2.200
                                    --------         -------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.690)         (0.860)         (0.290)
Distributions from net
realized gain on
investments                           (0.420)         (1.750)         (3.070)
                                    --------         -------         -------
Total dividends and
distributions                         (1.110)         (2.610)         (3.360)
                                    --------         -------         -------
Net asset value, end of
period                               $19.070         $15.570         $21.320
                                    ========         =======         =======
Total return(2)                       31.02%          (0.57%)         11.14%
Ratios and supplemental data
Net assets, end of period
(000 omitted)                     $1,382,693      $1,153,884        $169,985
Ratio of expenses to average
net assets                             0.87%           0.81%           1.70%
Ratio of net investment
income to average net
assets                                 4.03%           3.92%           1.88%
Portfolio turnover                       74%             92%             94%

Volatility                                  Year ended 11/30
Volatility, as indicated by             1995(1)         1994(1)         1998
year-by-year total return(2)          31.02%          -0.57%          11.14%

Volatility chart is not part
of the Financial highlights
and has not been audited by
Ernst & Young LLP




                                                                     Class B
                                                            Year ended 11/30
Decatur Equity Income Fund              1997            1996            1995

Net asset value, beginning
of period                            $21.260         $19.030         $15.550
Income (loss) from
investment operations
Net investment income                  0.450           0.500           0.560
Net realized and unrealized
gain (loss) on investments             3.900           3.610           3.890
                                    --------         -------         -------
Total from investment
operations                             4.350           4.110           4.450
                                    --------         -------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.450)         (0.540)         (0.550)
Distributions from net
realized gain on
investments                           (2.680)         (1.340)         (0.420)
                                    --------         -------         -------
Total dividends and
distributions                         (3.130)         (1.880)         (0.970)
                                    --------         -------         -------
Net asset value, end of
period                               $22.480         $21.260         $19.030
                                    ========         =======         =======
Total return(2)                       23.73%          23.43%          29.85%
Ratios and supplemental data
Net assets, end of period
(000 omitted)                       $123,180         $60,689         $19,665
                                    --------         -------         -------
Ratio of expenses to average
net assets                             1.68%           1.69%           1.74%
Ratio of net investment
income to average net
assets                                 2.07%           2.56%           3.16%
Portfolio turnover                       90%            101%             74%

Volatility                                                  Year ended 11/30
Volatility, as indicated by             1997            1996            1995
year-by-year total return(2)          23.73%          23.43%          29.85%

Volatility chart is not part
of the Financial highlights
and has not been audited by
Ernst & Young LLP




                                     Class B                         Class C
                                      Period
                                   9/6/94(3)
                                     through
Decatur Equity Income Fund          11/30/94            1998            1997

Net asset value, beginning
of period                            $16.590         $22.570         $21.330
Income (loss) from
investment operations
Net investment income                  0.150           0.402           0.460
Net realized and unrealized
gain (loss) on investments            (1.020)          1.808           3.910
                                    --------         -------         -------
Total from investment
operations                            (0.870)          2.210           4.370
                                    --------         -------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.170)         (0.290)         (0.450)
Distributions from net
realized gain on
investments                             None          (3.070)         (2.680)
                                    --------         -------         -------
Total dividends and
distributions                         (0.170)         (3.360)         (3.130)
                                    --------         -------         -------
Net asset value, end of
period                               $15.550         $21.420         $22.570
                                    ========         =======         =======
Total return(2)                       (5.27%)         11.14%          23.75%
Ratios and supplemental data
Net assets, end of period
(000 omitted)                         $2,765         $23,076         $15,343
Ratio of expenses to average
net assets                             1.70%           1.70%           1.68%
Ratio of net investment
income to average net
assets                                 3.03%           1.88%           2.07%
Portfolio turnover                       92%             94%             90%

                                      Period
Volatility                         9/6/94(3)
Volatility, as indicated by          through
year-by-year total return(2)        11/30/94            1998            1997

Volatility chart is not part
of the Financial highlights
and has not been audited by
Ernst & Young LLP                     -5.27%          11.14%          23.75%




                                                     Class C
                                                      Period
                                                 11/29/95(4)
                            Year ended 11/30         through
Decatur Equity Income Fund              1996        11/30/95

Net asset value, beginning
of period                            $19.080         $19.150
Income (loss) from
investment operations
Net investment income                  0.510           0.040
Net realized and unrealized
gain (loss) on investments             3.630          (0.060)
                                    --------         -------
Total from investment
operations                             4.140          (0.020)
                                    --------         -------

Less dividends and
distributions
Dividends from net
investment income                     (0.550)         (0.050)
Distributions from net
realized gain on
investments                           (1.340)           None
                                    --------         -------
Total dividends and
distributions                         (1.890)         (0.050)
                                    --------         -------
Net asset value, end of
period                               $21.330         $19.080
                                    ========         =======
Total return(2)                       23.47%                (5)
Ratios and supplemental data
Net assets, end of period
(000 omitted)                         $4,833              $5
Ratio of expenses to average
net assets                             1.69%                (5)
Ratio of net investment
income to average net
assets                                 2.56%                (5)
Portfolio turnover                      101%                (5)

Volatility
Volatility, as indicated by                 Year ended 11/30
year-by-year total return(2)                            1996

Volatility chart is not part
of the Financial highlights
and has not been audited by
Ernst & Young LLP                                     23.47%

1 The data appearing above reflects 12b-1 distribution expenses that apply on and after May 2, 1994.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
3 Date of initial public offering; ratios have been annualized but total return has not been annualized.
4 Date of initial public offering.
5 The ratios of expenses and net investment income to average net assets have been omitted as management believes that such ratios, portfolio turnover and total return for this relatively short period are not meaningful.



How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss)on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

(continues on page 24)

Financial information (continued)
Financial highlights (continued)

The Financial highlights table is intended to help you understand the Fund's financial performance for the past five years. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.



                                                                     Class A
Growth and Income Fund                  1998            1997            1996
Net asset value, beginning
of period                            $19.230         $17.520         $15.610
Income (loss) from
investment operations
Net investment income                  0.280           0.280           0.340
Net realized and unrealized
gain (loss) on investments             1.930           3.610           3.210
                                    --------         -------         -------
Total from investment
operations                             2.210           3.890           3.550
                                    --------         -------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.240)         (0.330)         (0.350)
Distributions from net
realized gain on
investments                           (2.080)         (1.850)         (1.290)
                                    --------         -------         -------
Total dividends and
distributions                         (2.320)         (2.180)         (1.640)
                                    --------         -------         -------
Net asset value, end of
period                               $19.120         $19.230         $17.520
                                    ========         =======         =======
Total return(1)                       12.70%          25.26%          24.89%
Ratios and supplemental data
Net assets, end of period
(000 omitted)                     $1,006,642        $863,855        $670,912
Ratio of expenses to average
net assets                             1.13%           1.13%           1.11%
Ratio of net investment
income to average net
assets                                 1.52%           1.60%           2.21%
Portfolio turnover                       87%             69%             87%

Volatility
Volatility, as indicated by             1998           1997            1996
year-by-year total return(1)          12.70%          25.26%         24.89%

Volatility chart is not part
of the Financial highlights
and has not been audited by
Ernst & Young LLP



                                                     Class A         Class B
                                            Year ended 11/30
Growth and Income Fund                  1995            1994            1998

Net asset value, beginning
of period                            $12.320         $14.380         $19.200
Income (loss) from
investment operations
Net investment income                  0.370           0.370           0.151
Net realized and unrealized
gain (loss) on investments             3.700          (0.340)          1.917
                                    --------         -------         -------
Total from investment
operations                             4.070           0.030           2.068
                                    --------         -------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.360)         (0.430)         (0.098)
Distributions from net
realized gain on
investments                           (0.420)         (1.660)         (2.080)
                                    --------         -------         -------
Total dividends and
distributions                         (0.780)         (2.090)         (2.178)
                                    --------         -------         -------
Net asset value, end of
period                               $15.610         $12.320         $19.090
                                    ========         =======         =======
Total return(1)                       34.68%          (0.04%)         11.92%
Ratios and supplemental data
Net assets, end of period
(000 omitted)                       $534,342        $402,849        $218,584
Ratio of expenses to average
net assets                             1.19%           1.26%           1.83%
Ratio of net investment
income to average net
assets                                 2.72%           2.88%           0.82%
Portfolio turnover                       81%             74%             87%

Volatility                                  Year ended 11/30
Volatility, as indicated by             1995            1994            1998
year-by-year total return(1)          34.68%          -0.04%          11.92%

Volatility chart is not part
of the Financial highlights
and has not been audited by
Ernst & Young LLP



                                                                     Class B
                                                            Year ended 11/30
Growth and Income Fund                  1997            1996            1995
Net asset value, beginning
of period                            $17.460         $15.560         $12.310
Income (loss) from
investment operations
Net investment income                  0.170           0.230           0.300
Net realized and unrealized
gain (loss) on investments             3.600           3.200           3.670
                                    --------         -------         -------
Total from investment
operations                             3.770           3.430           3.970
                                    --------         -------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.180)         (0.240)         (0.300)
Distributions from net
realized gain on
investments                           (1.850)         (1.290)         (0.420)
                                    --------         -------         -------
Total dividends and
distributions                         (2.030)         (1.530)         (0.720)
                                    --------         -------         -------
Net asset value, end of
period                               $19.200         $17.460         $15.560
                                    ========         =======         =======
Total return(1)                       24.45%          24.01%          33.79%
Ratios and supplemental data
Net assets, end of period
(000 omitted)                       $135,737         $53,467         $14,745
Ratio of expenses to average
net assets                             1.83%           1.81%           1.89%
Ratio of net investment
income to average net
assets                                 0.90%           1.53%           2.02%
Portfolio turnover                       69%             87%             81%

Volatility
Volatility, as indicated by             1997            1996            1995
year-by-year total return(1)          24.45%          24.01%          33.79%

Volatility chart is not part
of the Financial highlights
and has not been audited by
Ernst & Young LLP






                                     Class B                         Class C
                                      Period
                                   9/6/94(2)
                                     through
Growth and Income Fund              11/30/94            1998            1997

Net asset value, beginning
of period                            $13.110         $19.160         $17.430
Income (loss) from
investment operations
Net investment income                  0.120           0.153           0.170
Net realized and unrealized
gain (loss) on investments            (0.820)          1.915           3.590
                                    --------         -------         -------
Total from investment
operations                            (0.700)          2.068           3.760
                                    --------         -------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.100)         (0.098)         (0.180)
Distributions from net
realized gain on
investments                             None          (2.080)         (1.850)
                                    --------         -------         -------
Total dividends and
distributions                         (0.100)         (2.178)         (2.030)
                                    --------         -------         -------
Net asset value, end of
period                               $12.310         $19.050         $19.160
                                    ========         =======         =======
Total return(1)                       (5.37%)         12.00%          24.44%
Ratios and supplemental data
Net assets, end of period
(000 omitted)                         $1,738         $48,683         $26,231
Ratio of expenses to average
net assets                             1.96%           1.83%           1.83%
Ratio of net investment
income to average net
assets                                 2.18%           0.82%           0.90%
Portfolio turnover                       74%             87%             69%

                                      Period
                                   9/6/94(2)
Volatility                           through
Volatility, as indicated by         11/30/94            1998            1997
year-by-year total return(1)          -5.37%          12.00%          24.44%

Volatility chart is not part
of the Financial highlights
and has not been audited by
Ernst & Young LLP




                                                     Class C
                                                      Period
                                                 11/29/95(3)
                            Year ended 11/30         through
Growth and Income Fund                  1996        11/30/96

Net asset value, beginning
of period                            $15.610         $15.610
Income (loss) from
investment operations
Net investment income                  0.330            None
Net realized and unrealized
gain (loss) on investments             3.100            None
                                    --------         -------
Total from investment
operations                             3.430            None
                                    --------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.320)           None
Distributions from net
realized gain on
investments                           (1.290)           None
                                    --------         -------
Total dividends and
distributions                         (1.610)           None
                                    --------         -------
Net asset value, end of
period                               $17.430         $15.610
                                    ========         =======
Total return(1)                       24.04%                (4)
Ratios and supplemental data
Net assets, end of period
(000 omitted)                         $7,591              $5
Ratio of expenses to average
net assets                             1.81%                (4)
Ratio of net investment
income to average net
assets                                 1.53%                (4)
Portfolio turnover                       87%                (4)

Volatility                                  Year ended 11/30
Volatility, as indicated by                             1996
year-by-year total return(1)                          24.04%

Volatility chart is not part
of the Financial highlights
and has not been audited by
Ernst & Young LLP

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2 Date of initial public offering; ratios have been annualized but total return has not been annualized.
3 Date of initial public offering.
4 The ratios of expenses and net investment income to average net assets have been omitted as management believes that such ratios, portfolio turnover and total return for this relatively short period are not meaningful.




How to read the Financial highlights (begins on page 22)

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

Decatur Equity Income Fund

Growth and Income Fund

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these Funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Funds from your financial adviser.

You can find reports and other information about the Funds on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site

www.delawarefunds.com

E-mail

service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

(bullet) For fund information; literature; price, yield and performance figures.

(bullet) For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

(bullet) For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(r) service.

Investment Company Act file number: 811-750

[GRAPHIC OMITTED: LOGO OF DELAWARE INVESTMENTS
                  ----------------------------
                  Philadelphia * London]

P-118 [--] PP 1/99



[GRAPHIC OMITTED: LOGO OF DELAWARE INVESTMENTS
                  ----------------------------
                  Philadelphia * London]

Decatur Equity
Income Fund
(formerly Decatur Income Fund)

Growth and Income Fund
(formerly Decatur Total
Return Fund)

Institutional Class

Prospectus January 29, 1999

Total Return Funds

[GRAPHIC OMITTED: ILLUSTRATION OF A MAN FISHING IN A STREAM]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

[inside front cover]

Table of contents

Fund profiles                                 page 1
Decatur Equity Income Fund                         2
Growth and Income Fund                             4

How we manage the Funds                       page 6
Our investment strategies                          6
The securities we typically
invest in                                          7
The risks of investing in
the Funds                                          9

Who manages the Funds                        page 10
Investment manager                                10
Portfolio managers                                10
Fund administration (Who's
who)                                              11

About your account                           page 12
Investing in the Funds                            12
How to buy shares                                 13
How to redeem shares                              15
Account minimum                                   16
Exchanges                                         16
Dividends, distributions and
taxes                                             16

Certain management
considerations                               page 17

Financial information                        page 18

[sidebar copy at bottom of page]
How to use this prospectus

Here are guidelines to help you use this prospectus to make well-informed investment decisions about our funds. If you're looking for a specific piece of information, the table of contents can guide you directly to the appropriate section.

Step 1
Take a look at the fund profiles for an overview of each Fund.

Step 2
Learn in-depth information about how the Funds invest, the risks involved and the people and organizations responsible for the Funds' day-to-day operations.

Step 3
Determine which fund features and services you would like to take advantage of.

Step 4
Use the glossary that begins on page 6 to find definitions of words printed in bold type in the text throughout the prospectus.

Fund Profiles:
An investment overview

When choosing a mutual fund to invest in, you have a variety of options and important information to consider. This prospectus provides information about Decatur Equity Income Fund and the Growth and Income Fund, two mutual funds from the Delaware Investments Family of Funds.

Before evaluating individual funds, however, your first step is to define your personal financial goals. Knowing your goals and determining your investment time horizon in advance can help you make a more appropriate fund selection. It is also important to select a fund in the context of your entire investment program. Diversification, or spreading your money among different types of investments, is usually a sound investment strategy. This is commonly called "asset allocation." The way you choose to allocate your money depends on a number of factors. A professional financial adviser can help you build an investment portfolio that fits your financial situation, your investment objectives and your risk tolerance.

Investing for total return with Decatur Equity Income Fund and the Growth and Income Fund

Decatur Equity Income Fund and the Growth and Income Fund are both total return funds. Investors with long-term goals often choose mutual funds designed to provide total return. Total return funds typically provide moderate growth potential as well as some current income. They generally involve less risk than aggressive stock funds but more risk than bond funds. Like all mutual funds, total return funds allow you to invest conveniently in a diversified portfolio without having to select and monitor individual securities on your own.

["HOUSE" GRAPHIC, WITH TOTAL RETURN "ROOM" HIGHLIGHTED]

Building Blocks of Asset Allocation

Aggressive Growth Equity Funds

Growth Equity Funds

International and Global Funds

Asset Allocation Funds

Moderate Growth Equity Funds for...

Total Return
These stock funds provide moderate growth potential as well as some current income, with generally less risk than aggressive stock funds but more risk than bond funds.

Taxable Bond Funds

Tax-Exempt Bond Funds

Money Market Funds (Taxable and Tax-Exempt)

Profile: Decatur Equity Income Fund

What are the Fund's goals?
Decatur Equity Income Fund seeks to provide the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Although the Fund will strive to achieve its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in dividend-paying stocks of large companies. Typically, we consider buying a stock when its dividend yield is higher than the average of the unmanaged S&P 500 Composite Stock Price Index. The manager then considers the financial strength of the company, its management and any developments affecting the security, the company or its industry. If the yield on a stock in the portfolio falls below the average of the S&P 500, we generally sell that stock.

Decatur Equity Income Fund also may invest up to 15% of its net assets in high-yield, higher risk corporate bonds, commonly known as junk bonds. These bonds involve the risk that the issuing company may be unable to pay interest or repay principal. However, they can offer high income potential which we believe can make a positive contribution to the Fund's performance.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected by declines in stock and high-yield bond prices, which could be caused by a drop in the stock market, interest rate changes, problems in the economy or poor performance from particular companies or sectors. For a more complete discussion of risk, please turn to page 9.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
(bullet) Investors with long-term financial goals.
(bullet) Investors looking for growth potential combined with regular income.
(bullet) Investors looking for supplemental monthly income from an investment that also offers possible protection against inflation.

Who should not invest in the Fund
(bullet) Investors with short-term financial goals.
(bullet) Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
(bullet) Investors seeking an investment primarily in fixed-income securities.

How has Decatur Equity Income Fund performed?
This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Decatur Equity Income Fund's Institutional Class shares have varied over the past ten calendar years, as well as average annual returns of all shares for one, five, and ten years - all compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't include the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities. Decatur Equity Income Fund's Institutional Class commenced operations on January 13, 1994. Return information for the Institutional Class for the periods prior to the time the Institutional Class commenced operations is calculated by taking the performance of Decatur Equity Income Fund A Class and eliminating all sales charges that apply to Class A shares. The Fund's past performance is not necessarily an indication of how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN
(INSTITUTIONAL CLASS)]

*Decatur Equity Income Fund
*S&P 500

[bar chart]
Year-by-year total return (Institutional Class)

         Decatur Equity
          Income Fund       S&P 500
1989         21.50%          31.50%
1990        -12.36%          -3.20%
1991         21.78%          30.60%
1992          8.80%           7.70%
1993         15.35%          10.00%
1994         -0.69%           1.30%
1995         33.06%          37.40%
1996         20.51%          23.10%
1997         29.96%          33.40%
1998         10.10%          28.74%

As of December 31, 1998, the Institutional Class had a year-to-date return of 10.10%. During the ten years illustrated in this bar chart, the Institutional Class' highest return was 13.86% for the quarter ended June 30, 1997 and its lowest return was -15.08% for the quarter ended September 30, 1990.

                                    Average annual return as of 12/31/98

                                       Institutional Class  S&P 500
1 year                                         10.10%        28.74%
5 years                                        17.90%        24.08%
10 years                                       14.00%        19.20%

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

Maximum sales charge (load) imposed on
purchases as a percentage of
offering price                                             none

Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                       none

Maximum sales charge (load) imposed on
reinvested dividends                                       none

Redemption fees                                            none

Exchange Fees(1)                                           none

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

Management fees                                           0.48%

Distribution and service (12b-1) fees                      none

Other expenses                                            0.22%

Total operating expenses                                  0.70%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

1 year                                                      $72

3 years                                                    $224

5 years                                                    $390

10 years                                                   $871

1 Exchanges are subject to the requirements of each fund in the Delaware
  Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2 The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

Profile: Growth and Income Fund

What are the Fund's goals?
The Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
We invest primarily in dividend-paying stocks of large, well-established companies. Typically, we consider buying a stock when its dividend yield is higher than the average of the unmanaged S&P 500 Index. We then consider the financial strength of the company, the nature of its management and any developments affecting the security, the company or its industry. If the yield on a stock already in the portfolio falls below the average of the S&P 500, we generally sell that stock.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected by declines in stock prices, which could be caused by a drop in the stock market or poor performance from particular companies or industries. For a more complete discussion of risk, please turn to page 9.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
(bullet) Investors with long-term financial goals.
(bullet) Investors seeking long-term capital appreciation.
(bullet) Investors seeking an investment primarily in common stocks. (bullet) Investors seeking moderate quarterly income with the opportunity for inflation protection.

Who should not invest in the Fund
(bullet) Investors seeking an investment primarily in fixed-income securities.
(bullet) Investors with short-term financial goals.
(bullet) Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.

How has Growth and Income Fund performed?
This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Growth and Income Fund's Institutional Class shares have varied over the past ten calendar years, as well as average annual returns of all shares for one, five, and ten years - all compared to the performance of the S&P 500 Index. You should remember that unlike the Fund, the index is unmanaged and doesn't include the costs of operating a mutual fund, such as the costs of buying, selling, and holding the securities. Growth and Income Fund's Institutional Class commenced operations on July 26, 1993. Return information for the Institutional Class for the periods prior to the time the Institutional Class commenced operations is calculated by taking the performance of Growth and Income Fund A Class and eliminating all sales charges that apply to Class A shares. However, for those periods, Class A 12b-1 payments were not eliminated, and performance would have been affected if this adjustment had been made. The Fund's past performance is not necessarily an indication of how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN
(INSTITUTIONAL CLASS)]

*Growth and Income Fund
*S&P 500

[bar chart]
Year-by-year total return (Institutional Class)

           Growth and
           Income Fund       S&P 500
1989          26.57%          31.50%
1990          -8.33%          -3.20%
1991          20.40%          30.60%
1992           8.17%           7.70%
1993          15.08%          10.00%
1994          -0.29%           1.30%
1995          36.96%          37.40%
1996          20.38%          23.10%
1997          31.56%          33.40%
1998          10.90%          28.74%

As of December 31, 1998, the Institutional Class had a year-to-date return of 10.90%. During the ten years illustrated in this bar chart, the Institutional Class' highest return was 15.35% for the quarter ended June 30, 1997 and its lowest return was -10.99% for the quarter ended September 30, 1990.

How has Growth and Income Fund performed? (continued)

                                    Average annual return as of 12/31/98

                                       Institutional Class  S&P 500
1 year                                         10.90%        28.74%
5 years                                        19.12%        24.08%
10 years                                       15.35%        19.20%

What are the Fund's fees and expenses?
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

Maximum sales charge (load) imposed on
purchases as a percentage of
offering price                                             none

Maximum contingent deferred sales charge (load)
as a percentage of original purchase price or
redemption price, whichever is lower                       none

Maximum sales charge (load) imposed on
reinvested dividends                                       none

Redemption fees                                            none

Exchange Fees(1)                                           none

Annual fund operating expenses are deducted from the Fund's assets before it pays dividends and before its net asset value and total return are calculated. We will not charge you separately for these expenses. These expenses are based on amounts incurred during the Fund's most recent fiscal year.

Management fees                                           0.57%

Distribution and service (12b-1) fees                      none

Other expenses                                            0.26%

Total operating expenses                                  0.83%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(2) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

1 year                                                      $85

3 years                                                    $265

5 years                                                    $460

10 years                                                 $1,025

1 Exchanges are subject to the requirements of each fund in the Delaware
  Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2 The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

How we manage the Funds

Our investment strategies
We first identify companies that have above-average dividend yields compared to the unmanaged S&P 500 Index, a commonly used measure of U.S. stocks. We then research individual companies and analyze economic and market conditions, seeking to identify the securities that we think are the best investments for each Fund. Following are descriptions of how the portfolio manager pursues the Funds' investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Decatur Equity Income Fund
Decatur Equity Income Fund is a total return fund that invests primarily in stocks, but also in corporate bonds. It strives to provide high current income and capital appreciation to its shareholders.

We invest primarily in the common stocks of established companies that we believe have long-term total return potential. That is, they offer both current income through dividends and capital growth potential through increases in stock prices. Our focus on stocks with high dividend yields is generally considered to be a value-oriented investment approach.


To help supplement the dividend income provided by the stocks in the portfolio, the Fund may also invest up to 15% of its net assets in high-yield, higher risk corporate bonds. The companies that issue these bonds do not generally have good credit ratings. As a result, the bonds generally pay more interest than better quality bonds. We carefully evaluate individual bonds before they are purchased and monitor them carefully while in the portfolio. We look closely at each company and the characteristics of the bond to better judge the ability of the company to pay interest and repay principal.


We conduct ongoing analysis of both the stock and bond markets to determine how much of the portfolio should be allocated to stocks and how much to high-yield bonds.

Growth and Income Fund
The Growth and Income Fund is also a total return fund, but it generally does not hold bonds in the portfolio. This Fund's objective is to provide long-term growth of capital. It also seeks to provide a moderate amount of current income.

The Growth and Income Fund invests primarily in the common stocks of established companies that we believe have long-term total return potential. These stocks offer both current income through dividends and capital growth potential through possible increases in stock prices. This focus on stocks with high dividend yields is generally considered to be a value-oriented investment approach.

The Growth and Income Fund offers slightly greater growth potential and slightly less income potential than Decatur Equity Income Fund due to its greater focus on common stocks.

How to use this glossary
Words found in the glossary are printed in boldface only the first time they appear in the prospectus. So if you would like to know the meaning of a word that isn't in boldface, you might still find it in the glossary.

Glossary A-C

Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well. High-yield bonds offer the potential for greater income payments than stocks, and also may provide capital appreciation.


------------------------------------------------------------------------------------
Securities                                            How we use them
------------------------------------------------------------------------------------
                                      Decatur Equity Income   Growth and Income
                                      Fund                    Fund
                                      ----------------------  ----------------------
Common stocks: Securities that        Generally, we invest    Generally, 90% to 100%
represent shares of ownership in a    85% to 100% of net      of the Fund's net
corporation. Stockholders             assets in dividend-     assets will be
participate in the corporation's      paying common stocks.   invested in dividend-
profits and losses, proportionate                             paying common stocks.
to the number of shares they own.
------------------------------------------------------------------------------------
High-Yield Corporate Bonds:           Decatur Equity          The Growth and Income
Securities that are rated lower       Income Fund may         Fund generally does
than Investment Grade by an           invest up to 15% of     not invest in high-
NRSRO or, if unrated, that we         net assets in high-     yield corporate bonds.
believe are of comparable             yield corporate
quality. These securities are         bonds, typically
considered to be of poor quality      those rated B or BB
and often speculative.                by an NRSRO.
------------------------------------------------------------------------------------
American Depositary Receipts:         We may invest without limitation in ADRs. We
The certificates issued by a U.S.     use them when we believe they offer better
bank which represent a stated number  total return opportunities than U.S.
of shares of a foreign corporation    securities.
that the bank holds in its vault.
An ADR entitles the holder to all
dividends and capital gains earned
by the underlying foreign shares,
and an ADR is bought and sold the
same as U.S. securities.
------------------------------------------------------------------------------------
Repurchase agreements: An agreement   Typically, we use repurchase agreements as a
between a buyer and seller of         short-term investment for a Fund's cash
securities in which the seller        position. In order to enter into these
agrees to buy the securities back     repurchase agreements, a Fund must have
within a specified time at the        collateral of at least 102% of the repurchase
same price the buyer paid for them,   price.
plus an amount equal to an agreed
upon interest rate. Repurchase
agreements are often viewed as
equivalent to cash.
------------------------------------------------------------------------------------
Restricted securities: Privately      We may invest without limitation in privately
placed securities whose resale is     placed securities that are eligible for resale
restricted under securities law.      among certain institutional buyers without
                                      registration. These are commonly known as
                                      "Rule 144A Securities."
------------------------------------------------------------------------------------
Illiquid Securities: Securities       We may invest up to 10% of a Fund's total
that do not have a ready market,      assets in illiquid securities.
and cannot be easily sold, if at
all, at approximately the price
that the Fund has valued them.
------------------------------------------------------------------------------------


Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise. See also Nationally recognized statistical rating organization.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade.

Capital
The amount of money you invest.

How we manage the Funds (continued)

Securities we typically invest in (continued)

The Funds are permitted to invest in all available types of equity securities including preferred stock, rights and warrants and convertible securities. The Funds may also invest in fixed-income securities and enter into futures and options transactions for defensive purposes. Both Decatur Equity Income Fund and Growth and Income Fund may invest in global and European depositary receipts and directly in foreign securities; however, the manager has no present intention of doing so. Each Fund reserves the right to hold a substantial part of its assets in cash or cash equivalents as a temporary, defensive strategy. You can find additional information about the investments in each Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities Each Fund may lend up to 25% of its assets to qualified brokers, dealers and investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis Each Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date.

Portfolio turnover Both Funds anticipate that their annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year.

Borrowing from banks Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions.

C-D

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. Because of the nature of the Funds, you should consider an investment in either one to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Decatur Equity Income Fund and the Growth and Income Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.


------------------------------------------------------------------------------------
Risks                                           How we strive to manage them
------------------------------------------------------------------------------------
                                      Decatur Equity Income   Growth and Income
                                      Fund                    Fund
                                      ----------------------  ----------------------
Market risk is the risk that all      We maintain a long-term investment approach
or a majority of the securities in    and focus on stocks we believe can appreciate
a certain market -- like the stock    over an extended time frame regardless of
or bond market -- will decline in     interim market fluctuations. We do not try to
value because of factors such as      predict overall stock market movements and do
economic conditions, future           not trade for short-term purposes.
expectations or investor confidence.
------------------------------------------------------------------------------------
Industry and security risk is the     We limit the amount of each Fund's assets
risk that the value of securities     invested in any one industry and in any
in a particular industry or the       individual security. We also follow a rigorous
value of an individual stock or bond  selection process designed to identify under-
will decline because of changing      valued securities before choosing securities
expectations for the performance of   for the portfolio.
that industry or for the individual
company issuing the stock or bond.
------------------------------------------------------------------------------------
Interest rate risk is the risk that   We limit the amount of  The Growth and Income
securities will decrease in value     high-yield bonds in     Fund does not
if interest rates rise. The risk      the portfolio to 15%    generally hold a
is greater for bonds with             of net assets.          significant portion
longer maturities than for those                              of assets in bonds,
with shorter maturities.                                      so interest rate risk
                                                              not a major risk in
                                                              this Fund.
------------------------------------------------------------------------------------
Credit risk The possibility that      We limit the amount of  The Growth and Income
a bond's issuer (or an entity that    high-yield bonds in     Fund is generally not
insures the bond) will be unable      the portfolio to 15%    subject to credit
to make timely payments of interest   of net assets and we    risk.
and principal.                        only invest in these
                                      high-yield bonds
                                      rated at least C or
                                      Ca by an NRSRO or,
                                      if unrated, that we
                                      believe are of
                                      comparable quality.
                                      This limitation,
                                      combined with our
                                      careful, credit-
                                      oriented bond
                                      selection and our
                                      commitment to hold
                                      a diversified
                                      selection of high-
                                      yield bonds are
                                      designed to manage
                                      this risk.
------------------------------------------------------------------------------------
Foreign risk is the risk that         We typically invest only a small portion of
foreign securities may be             each Fund's portfolio in foreign corporations
adversely affected by political       through American Depositary Receipts. We do
instability, changes in currency      not invest directly in foreign securities.
exchange rates, foreign economic      When we do purchase ADRs, they are generally
conditions or inadequate regulatory   denominated in U.S. dollars and traded on a
and accounting standards.             U.S. exchange.
------------------------------------------------------------------------------------
Liquidity risk is the possibility     We limit exposure to illiquid securities.
that securities cannot be readily
sold, or can only be sold at a price
lower than the price that the Fund
has valued them.
------------------------------------------------------------------------------------


Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Who manages the Funds

Investment manager
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. For these services, the manager was paid a fee for the last fiscal year as follows:

                                               Investment Management Fees

                                           Decatur Equity      Growth and
                                             Income Fund       Income Fund
As a percentage of average daily net assets     0.48%             0.57%

Portfolio managers
John B. Fields has primary responsibility for making day-to-day investment decisions for each Fund. He has been Senior Portfolio Manager for Decatur Equity Income Fund since 1993 and for Growth and Income Fund since 1992. Mr. Fields, who has 27 years experience in investment management, earned a bachelor's degree and an MBA from Ohio State University. Before joining Delaware Investments in 1992, he was Director of Domestic Equity Risk Management at DuPont. Prior to that time, he was Director of Equity Research at Comerica Bank. Mr. Fields is a member of the Financial Analysts Society of Wilmington, Delaware. In researching securities and making investment decisions for the Funds, Mr. Fields regularly consults with a team of Delaware portfolio managers utilizing the same investment strategy and with Richard G. Unruh.

Richard G. Unruh, Executive Vice President/Chief Investment Officer, Equity, joined Delaware Investments in 1982 after 19 years of investment experience with Kidder, Peabody & Co. Inc. Mr. Unruh was named an Executive Vice President of the Funds in 1994 and named Chief Investment Officer for equities in 1998. He is also a member of the Board of Directors of the manager and was named Executive Vice President of the manager in 1994.

D-I

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                Board of Directors

Investment Manager              The Funds        Custodian
Delaware Management Company                 The Chase Manhattan Bank
One Commerce Square                         4 Chase Metrotech Center
Philadelphia, PA 19103                      Brooklyn, NY 11245


Portfolio            Distributor                 Service agent
managers       Delaware Distributors, L.P.  Delaware Service Company, Inc.
(see page 10   1818 Market Street           1818 Market Street
for details)   Philadelphia, PA 19103       Philadelphia, PA 19103

                                    Shareholders

Board of directors A mutual fund is governed by a board of directors which has oversight responsibility for the management of the fund's business affairs. Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of directors must be independent of the fund's investment manager or distributor. These independent fund directors, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect directors. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bonds.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

About your account

Investing in the Funds
Institutional Class shares are available for purchase only by the following:

(bullet) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

(bullet) tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor

(bullet) institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts

(bullet) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

(bullet) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

M-P

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware
Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch Investor Services, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

About your account (continued)

How to buy shares (continued)
The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. Currently, the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. We reserve the right to reject any purchase order.

We determine the Funds' net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of directors. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of directors.

P-S

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to: Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. You can also fax your written request to 215.255.8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

About your account (continued)

How to redeem shares (continued)
If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, you will receive the net asset value as determined on the business day we receive your request. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions and taxes
For Decatur Equity Income Fund, dividends, if any, are paid monthly, while any capital gains are distributed annually. For Growth and Income Fund, dividends, if any, are paid quarterly, while any capital gains are distributed annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

S-V

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds.

Investments by Fund of Funds
Growth and Income Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transactions costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both Growth and Income Fund and Foundation Funds as a result of these transactions.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.


Financial information

Financial highlights
The financial highlights table is intended to help you understand Decatur Equity Income Fund's financial performance for the past five years. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.


                                                   Institutional Class
Decatur Equity Income Fund              1998(2)         1997(2)         1996(2)

Net asset value, beginning
of period                            $22.570         $21.310         $19.060
Income (loss) from
investment operations
Net investment income (loss)           0.612           0.650           0.690
Net realized and unrealized
gain (loss) on investments             1.808           3.930           3.620
                                     -------         -------         -------
Total from investment
operations                             2.420           4.580           4.310
                                     -------         -------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.520)         (0.640)         (0.720)
Distributions from realized
gain on investments                   (3.070)         (2.680)         (1.340)
                                     -------         -------         -------
Total dividends and
distributions                         (3.590)         (3.320)         (2.060)
                                     -------         -------         -------
Net asset value, end of
period                               $21.400         $22.570         $21.310
                                     =======         =======         =======
Total return                          12.25%          25.02%          24.65%
Ratios and supplemental data
Net assets, end of period
(000 omitted)                       $243,245        $278,384        $244,048
Ratio of expenses to average
net assets                             0.70%           0.68%           0.69%
Ratio of net investment
income to average net
assets                                 2.88%           3.07%           3.56%
Portfolio turnover                       94%             90%            101%

Volatility                              1998(2)         1997(2)         1996(2)
Volatility, as indicated by
year-by-year return                   12.25%          25.02%          24.65%

Volatility chart is not part
of the Financial highlights
and has not been audited by
Ernst & Young LLP.


                                              Institutional Class
                                                      Period
                                                     1/13/94
                              Year Ended 11/30       Through         Year Ended
Decatur Equity Income Fund              1995(2)     11/30/94(2)     11/30/94(1)

Net asset value, beginning
of period                            $15.590         $16.720         $18.240
Income (loss) from
investment operations
Net investment income (loss)           0.710           0.590           0.670
Net realized and unrealized
gain (loss) on investments             3.920          (1.100)         (0.730)
                                     -------         -------         -------
Total from investment
operations                             4.630          (0.510)          0.060
                                     -------         -------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.740)         (0.620)         (0.860)
Distributions from realized
gain on investments                   (0.420)           None          (1.750)
                                     -------         -------         -------
Total dividends and
distributions                         (1.160)         (0.620)         (2.610)
                                     -------         -------         -------
Net asset value, end of
period                               $19.060         $15.590         $15.570
                                     =======         =======         =======
Total return                          31.14%          (0.45%)        (0.57%)(3)
Ratios and supplemental data
Net assets, end of period
(000 omitted)                       $211,409        $182,105      $1,153,884
Ratio of expenses to average
net assets                             0.74%           0.70%           0.81%
Ratio of net investment
income to average net
assets                                 4.16%           4.03%           3.92%
Portfolio turnover                       74%             92%             92%

                                                      Period
                                                     1/13/94
Volatility                    Year Ended 11/30       Through         Year Ended
                                        1995(2)     11/30/94(2)     11/30/94(1)(3)
Volatility, as indicated by
year-by-year return                   31.14%          -0.45%          -0.57%

Volatility chart is not part
of the Financial highlights
and has not been audited by
Ernst & Young LLP.

1 Data for Decatur Equity Income Fund Institutional Class are derived from data of
  Decatur Equity Income Fund A Class, which prior to May 2, 1994 was not subject to
  12b-1 fees.
2 Data are derived from data for Decatur Equity Income Fund Institutional Class, which began operating on January 13, 1994. Ratios and total return have been annualized.
3 Does not reflect current maximum sales charges that are or were in effect for
  Decatur Equity Income Fund A Class.


How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investments at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions -- Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

(continues on page 20)


Financial information (continued)

Financial highlights (continued)
The financial highlights table is intended to help you understand Growth and Income Fund's financial performance for the past five years. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.


                                                  Institutional Class
Growth and Income Fund                  1998            1997            1996

Net asset value, beginning
of period                            $19.260         $17.570         $15.650
Income (loss) from
investment operations
Net investment income                  0.346           0.350           0.370
Net realized and unrealized
gain (loss) on investments             1.917           3.600           3.230
                                     -------         -------         -------
Total from investment
operations                             2.263           3.950           3.600
                                     -------         -------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.293)         (0.410)         (0.390)
Distributions from net
realized gain on
investments                           (2.080)         (1.850)         (1.290)
                                     -------         -------         -------
Total dividends and
distributions                         (2.373)         (2.260)         (1.680)
                                     -------         -------         -------
Net asset value, end of
period                               $19.150         $19.260         $17.570
                                     =======         =======         =======
Total return                          13.07%          25.65%          25.24%
Ratios and supplemental data
Net assets, end of period
(000 omitted)                       $112,381         $78,813         $45,958
Ratio of expenses to average
net assets                             0.83%           0.83%           0.81%
Ratio of net investment
income to average net
assets                                 1.82%           1.90%           2.53%
Portfolio turnover                       87%             69%             87%

Volatility                              1998            1997            1996
Volatility, as indicated by
year-by-year return                   13.07%          25.65%          25.24%

Volatility chart is not part
of the Financial highlights
and has not been audited by
Ernst & Young LLP.


                                         Institutional Class
                                            Year Ended 11/30
Growth and Income Fund                  1995            1994

Net asset value, beginning
of period                            $12.350         $14.400
Income (loss) from
investment operations
Net investment income                  0.470           0.430
Net realized and unrealized
gain (loss) on investments             3.650          (0.370)
                                     -------         -------
Total from investment
operations                             4.120           0.060
                                     -------         -------
Less dividends and
distributions
Dividends from net
investment income                     (0.400)         (0.450)
Distributions from net
realized gain on
investments                           (0.420)         (1.660)
                                     -------         -------
Total dividends and
distributions                         (0.820)         (2.110)
                                     -------         -------
Net asset value, end of
period                               $15.650         $12.350
                                     =======         =======
Total return                          35.13%           0.19%
Ratios and supplemental data
Net assets, end of period
(000 omitted)                        $11,520          $1,376
Ratio of expenses to average
net assets                             0.89%           0.96%
Ratio of net investment
income to average net
assets                                 3.02%           3.18%
Portfolio turnover                       81%             74%

                                            Year Ended 11/30
Volatility                              1995            1994
Volatility, as indicated by
year-by-year return                   35.13%           0.19%

Volatility chart is not part
of the Financial highlights
and has not been audited by
Ernst & Young LLP.


How to read the Financial highlights (begins on page 18)

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period

[back cover]

Decatur Equity Income Fund
Growth and Income Fund

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these Funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Funds from your financial adviser.

You can find reports and other information about the Funds on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site

www.delawarefunds.com

E-mail

service@delinvest.com

Client Services Representative

800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)

(bullet)For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(r) service.

[GRAPHIC OMITTED: LOGO OF DELAWARE INVESTMENTS
----------------------------
Philadelphia * London]

Registrant's Investment Company Act file number: 811-750

P-501 [--] PP 1/99